Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Net (loss) income	$ (8,412,731)	$ 3,899,891	$ 2,350,148
Net (loss) income from discontinued operations, net of tax	6,626,470	519,642	(684,577)
Net (loss) income from continuing operations	(1,786,261)	4,419,533	1,665,571
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	382,680	246,529	25,984
Gain from disposal of subsidiary	(450,000)
Bad debt expense	923,217	35,000
Loss on equity method investment	35,174
Changes in operating assets and liabilities:
Accounts receivable, net	411,070	816,770	(1,262,840)
Accounts receivable - related parties	168,937	74,763	(247,000)
Prepaid expense and other current assets	(1,065,753)	(123,030)	(136,629)
Other assets, non-current		77,623	(78,955)
Accounts payable	66,687	(159,490)	9,658
Advance from customers		(201,827)	201,827
Accrued expenses and other current liabilities	(761,037)	238,510	1,324,101
Income tax payable		5,110
Net cash (used in) provided by operating activities from continuing operations	(2,075,286)	5,429,491	1,501,717
Net cash (used in) provided by operating activities from discontinued operations	(757,948)	1,134,056	110,788
Net cash (used in) provide by operating activities	(2,833,234)	6,563,547	1,612,505
Cash flows from investing activities
Purchase of property and equipment	(57,506)	(44,308)	(55,703)
Purchase of intangible assets		(1,359,382)	(1,731,146)
Acquisition of investment	(377,952)
Net cash used in investing activities from continuing operations	(435,458)	(1,403,690)	(1,786,849)
Net cash used in investing activities from discontinued operations
Net cash used in investing activities	(435,458)	(1,403,690)	(1,786,849)
Cash flows from financing activities
Common shares issued for cash	5,728,811	1,170,000	830,000
Proceeds from related parties	9,293,654	4,032,044	3,766,201
Repayments to related parties	(8,959,411)	(6,699,036)	(195,228)
Net cash provided by (used in) financing activities from continuing operations	6,063,054	(1,496,992)	4,400,973
Net cash used in financing activities from discontinued operations		(127,195)
Net cash provided by (used in) financing activities	6,063,054	(1,624,187)	4,400,973
Effect of exchange rate changes on cash and cash equivalents	442,591	(63,208)	(11,381)
Net change in cash and cash equivalents	3,236,953	3,472,462	4,215,248
Cash and cash equivalents, beginning of the year	4,628,392	4,224,237	8,989
Cash and cash equivalents, end of the year	7,865,345	4,628,392	4,224,237
Less cash and cash equivalents of discontinued operations-end of period		3,068,307	2,577,983
Cash and cash equivalents of continuing operations-end of period	7,865,345	4,628,392	1,646,254
Supplemental cash flow information
Interest paid
Income taxes paid
Non-cash investing and financing activities
Common stock issued on credit	419,645		1,170,000
Expense paid by related party		$ 142,085	$ 352,301